Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000096110 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000096110 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000096110 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000096110 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000096110 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000096110 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000096110 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096110 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000096110 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000096110 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000096110 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000096110 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000007781 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000007781 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000007781 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000007781 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000007781 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000007781 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000007781 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000007781 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000007781 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000007781 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000007781 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000007781 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000007780 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000007780 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000007780 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000007780 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000007780 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000007780 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000007780 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000007780 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000007780 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000007780 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000007780 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000007780 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000007782 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000007782 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000007782 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000007782 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000007782 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000007782 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000007782 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000007782 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000007782 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000007782 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000007782 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000007782 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000007779 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000007779 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000007779 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000007779 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000007779 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000007779 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000007779 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000007779 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000007779 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000007779 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000007779 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000007779 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000007791 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000007791 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000007791 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000007791 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000007791 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000007791 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000007791 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000007791 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000007791 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000007791 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000007791 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000007791 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000007794 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000007794 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000007794 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000007794 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000007794 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000007794 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000007794 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000007794 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000007794 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000007794 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000007794 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000007794 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000007792 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000007792 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000007792 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000007792 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000007792 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000007792 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000007792 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000007792 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000007792 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000007792 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000007792 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000007792 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000007793 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000007793 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000007793 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000007793 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000007793 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000007793 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000007793 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000007793 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000007793 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000007793 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000007793 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000007793 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000096111 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000096111 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000096111 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000096111 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000096111 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000096111 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000096111 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000096111 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000096111 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000096111 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000096111 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000096111 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000096112 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000096112 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000096112 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000096112 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000096112 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000096112 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000096112 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000096112 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000096112 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000096112 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000096112 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000096112 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000007797 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000007797 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000007797 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000007797 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000007797 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000007797 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000007797 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000007797 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000007797 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000007797 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000007797 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000007797 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000007796 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000007796 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000007796 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000007796 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000007796 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000007796 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000007796 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000007796 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000007796 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000007796 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000007796 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000007796 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000007798 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000007798 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000007798 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000007798 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000007798 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000007798 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000007798 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000007798 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000007798 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000007798 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000007798 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000007798 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000007795 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000007795 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000007795 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000007795 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000007795 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000007795 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000007795 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000007795 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000007795 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000007795 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000007795 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000007795 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000007799 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007799 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000007799 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000007799 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000007799 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000007799 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000007799 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000007799 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000007799 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000007799 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000007799 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000007799 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007801 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007801 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000007801 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000007801 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000007801 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000007801 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000007801 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000007801 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000007801 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000007801 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000007801 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000007801 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105304 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000105304 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000105304 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000105304 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000105304 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000105304 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000105304 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000105304 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000105304 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000105304 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000105304 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000105304 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007800 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007800 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000007800 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000007800 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000007800 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000007800 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000007800 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000007800 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000007800 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000007800 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000007800 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000007800 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007803 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000007803 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000007803 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000007803 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000007803 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000007803 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000007803 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000007803 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000007803 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000007803 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000007803 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000007803 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105305 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000105305 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000105305 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000105305 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000105305 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000105305 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000105305 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000105305 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000105305 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000105305 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000105305 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000105305 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007804 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000007804 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000007804 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000007804 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000007804 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000007804 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000007804 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000007804 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000007804 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000007804 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000007804 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000007804 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007802 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000007802 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000007802 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000007802 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000007802 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000007802 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000007802 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000007802 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000007802 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000007802 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000007802 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000007802 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007805 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000007805 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000007805 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000007805 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000007805 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000007805 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000007805 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000007805 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000007805 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000007805 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000007805 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007805 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007808 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000007808 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000007808 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000007808 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000007808 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000007808 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000007808 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000007808 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000007808 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000007808 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000007808 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007808 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007806 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000007806 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000007806 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000007806 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000007806 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000007806 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000007806 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000007806 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000007806 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000007806 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000007806 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007806 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007807 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000007807 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000007807 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000007807 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000007807 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000007807 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000007807 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000007807 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000007807 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000007807 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000007807 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007807 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000155407 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000155407 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000155407 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000155407 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000155407 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000155407 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000155407 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000155407 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000155407 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000155407 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000155407 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000155407 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000170276 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000170276 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000170276 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000170276 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000170276 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000170276 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000170276 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000170276 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000170276 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000170276 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000170276 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000170276 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105306 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000105306 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000105306 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000105306 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000105306 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000105306 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000105306 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000105306 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000105306 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000105306 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000105306 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000105306 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000034428 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000034428 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000034428 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000034428 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000034428 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000034428 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000034428 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000034428 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000034428 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000034428 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000034428 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000034428 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000034427 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000034427 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000034427 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000034427 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000034427 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000034427 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000034427 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000034427 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000034427 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000034427 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000034427 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000034427 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000034429 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000034429 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000034429 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000034429 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000034429 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000034429 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000034429 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000034429 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000034429 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000034429 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000034429 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000034429 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000034430 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000034430 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000034430 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000034430 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000034430 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000034430 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000034430 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000034430 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000034430 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000034430 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000034430 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000034430 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105307 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000105307 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000105307 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000105307 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000105307 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000105307 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000105307 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000105307 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000105307 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000105307 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000105307 [Member] | Telecommunications [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000105307 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%